cert Amx

1-31650

03055644

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 2444
F 212 306 5359

RECD S.E.C.
JUN 6 2003
081

PROCESSED
JUN 09 2003
THOMSON FINANCIAL

June 6, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on June 6, 2003, the American Stock Exchange, Inc. (the "Exchange") received from Mindspeed Technologies, Inc. (the "Registrant") a copy of the Registrant's application on Form 10 12B for the registration of the following securities:

Common Stock, $0.01 par value per share
And
Preferred Share Purchase Rights

We further certify that the above described securities has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl